Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos	12 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Abstract]
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos	Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos
The following table provides a reconciliation of Cash and cash equivalents, Restricted cash and Restricted cash - Asbestos reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	31 March
(Millions of US dollars)	2025	2024
Cash and cash equivalents	$562.7	$365.0
Restricted cash	5.0	5.0
Restricted cash - Asbestos	37.9	45.8
Total	$605.6	$415.8